Calvert
Ultra-Short Duration Income Fund
June 30, 2020
Schedule of Investments (Unaudited)

Asset-Backed Securities — 22.8%

Security	Principal Amount (000's omitted)	Value
Avant Loans Funding Trust:
Series 2018-B, Class C, 5.00%, 11/17/25(1)	$3,000	$ 2,982,905
Series 2019-A, Class A, 3.48%, 7/15/22(1)	598	599,044
Series 2019-B, Class A, 2.72%, 10/15/26(1)	11,919	11,943,484
Avis Budget Rental Car Funding AESOP, LLC:
Series 2015-1A, Class A, 2.50%, 7/20/21(1)	634	633,627
Series 2015-1A, Class B, 3.22%, 7/20/21(1)	1,050	1,046,026
Series 2015-2A, Class A, 2.63%, 12/20/21(1)	2,935	2,935,184
Chesapeake Funding II, LLC:
Series 2017-3A, Class A2, 0.525%, (1 mo. USD LIBOR + 0.34%), 8/15/29(1)(2)	2,347	2,344,765
Series 2017-4A, Class A1, 2.12%, 11/15/29(1)	2,221	2,237,026
Coinstar Funding, LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	9,598	9,207,142
Conn's Receivables Funding, LLC:
Series 2018-A, Class A, 3.25%, 1/15/23(1)	381	379,200
Series 2018-A, Class B, 4.65%, 1/15/23(1)	970	959,765
Series 2019-A, Class A, 3.40%, 10/16/23(1)	1,573	1,555,520
Series 2019-B, Class A, 2.66%, 6/17/24(1)	4,088	4,032,835
Series 2019-B, Class B, 3.62%, 6/17/24(1)	2,180	2,100,005
Consumer Loan Underlying Bond Credit Trust:
Series 2019-P1, Class A, 2.94%, 7/15/26(1)	4,344	4,364,646
Series 2019-P2, Class A, 2.47%, 10/15/26(1)	3,418	3,425,358
Series 2020-P1, Class A, 2.26%, 3/15/28(1)	3,635	3,638,487
Credit Acceptance Auto Loan Trust:
Series 2017-2A, Class A, 2.55%, 2/17/26(1)	39	39,198
Series 2017-2A, Class C, 3.35%, 6/15/26(1)	250	251,438
Series 2017-3A, Class A, 2.65%, 6/15/26(1)	199	199,729
Series 2018-1A, Class B, 3.60%, 4/15/27(1)	3,000	3,056,517
Dell Equipment Finance Trust, Series 2020-1, Class A1, 1.983%, 5/21/21(1)	4,806	4,825,854
Enterprise Fleet Financing, LLC, Series 2017-3, Class A2, 2.13%, 5/22/23(1)	1,407	1,410,576
FOCUS Brands Funding, LLC, Series 2017-1A, Class A2I, 3.857%, 4/30/47(1)	388	368,020
Hertz Fleet Lease Funding, L.P.:
Series 2017-1, Class A1, 0.827%, (1 mo. USD LIBOR + 0.65%), 4/10/31(1)(2)	5,232	5,209,333
Series 2017-1, Class A2, 2.13%, 4/10/31(1)	3,741	3,727,829
Series 2018-1, Class A1, 0.677%, (1 mo. USD LIBOR + 0.50%), 5/10/32(1)(2)	5,983	5,960,438
Series 2018-1, Class A2, 3.23%, 5/10/32(1)	3,102	3,121,903
Hilton Grand Vacations Trust, Series 2020-AA, Class A, 2.74%, 2/25/39(1)	1,665	1,683,391
Marlette Funding Trust, Series 2019-2A, Class A, 3.13%, 7/16/29(1)	1,708	1,723,297
Security	Principal Amount (000's omitted)	Value
NextGear Floorplan Master Owner Trust:
Series 2017-2A, Class A1, 0.865%, (1 mo. USD LIBOR + 0.68%), 10/17/22(1)(2)	$7,250	$ 7,224,173
Series 2018-1A, Class A1, 0.825%, (1 mo. USD LIBOR + 0.64%), 2/15/23(1)(2)	6,000	5,954,752
OneMain Financial Issuance Trust:
Series 2016-1A, Class B, 4.57%, 2/20/29(1)	2,459	2,462,031
Series 2017-1A, Class A1, 2.37%, 9/14/32(1)	13,670	13,714,376
Oportun Funding VIII, LLC, Series 2018-A, Class B, 4.45%, 3/8/24(1)	4,580	4,458,599
OSCAR US Funding X, LLC, Series 2019-1A, Class A2, 3.10%, 4/11/22(1)	1,059	1,066,298
Prosper Marketplace Issuance Trust:
Series 2018-1A, Class C, 4.87%, 6/17/24(1)	3,313	3,305,532
Series 2019-1A, Class A, 3.54%, 4/15/25(1)	768	768,093
Small Business Lending Trust:
Series 2019-A, Class A, 2.85%, 7/15/26(1)	3,924	3,808,170
Series 2020-A, Class A, 2.62%, 12/15/26(1)	4,177	4,031,915
SoFi Consumer Loan Program, LLC:
Series 2017-4, Class A, 2.50%, 5/26/26(1)	2,810	2,837,894
Series 2017-5, Class A2, 2.78%, 9/25/26(1)	6,792	6,861,494
Series 2017-6, Class A2, 2.82%, 11/25/26(1)	4,222	4,251,764
SoFi Professional Loan Program, LLC, Series 2016-B, Class A1, 1.385%, (1 mo. USD LIBOR + 1.20%), 6/25/33(1)(2)	134	134,463
Springleaf Funding Trust:
Series 2015-BA, Class A, 3.48%, 5/15/28(1)	3,392	3,384,552
Series 2017-AA, Class A, 2.68%, 7/15/30(1)	11,402	11,396,570
Tesla Auto Lease Trust:
Series 2018-B, Class A, 3.71%, 8/20/21(1)	2,952	2,994,482
Series 2019-A, Class A1, 2.005%, 12/18/20(1)	104	103,775
Series 2019-A, Class A2, 2.13%, 4/20/22(1)	12,700	12,845,481
Verizon Owner Trust:
Series 2017-2A, Class A, 1.92%, 12/20/21(1)	193	193,238
Series 2020-2A, Class A1B, 0.46%, (1 mo. USD LIBOR + 0.27%), 7/22/24(2)	13,500	13,475,835
Total Asset-Backed Securities (identified cost $192,256,011)		$191,236,029

Collateralized Mortgage-Backed Obligations — 9.5%

Security	Principal Amount (000's omitted)	Value
Bellemeade Re, Ltd., Series 2020-1A, Class M1A, 2.845%, (1 mo. USD LIBOR + 2.65%), 6/25/30(1)(2)	$1,880	$ 1,885,029

Calvert
Ultra-Short Duration Income Fund
June 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2017-DNA3, Class M2, 2.685%, (1 mo. USD LIBOR + 2.50%), 3/25/30(2)	$4,500	$ 4,549,322
Series 2018-DNA1, Class M2, 1.985%, (1 mo. USD LIBOR + 1.80%), 7/25/30(2)	3,818	3,763,397
Series 2018-DNA1, Class M2AT, 1.235%, (1 mo. USD LIBOR + 1.05%), 7/25/30(2)	4,283	4,275,138
Series 2018-HQA2, Class M1, 0.935%, (1 mo. USD LIBOR + 0.75%), 10/25/48(1)(2)	571	572,700
Series 2018-SPI2, Class M1, 3.809%, 5/25/48(1)(3)	117	117,274
Series 2019-DNA3, Class M2, 2.235%, (1 mo. USD LIBOR + 2.05%), 7/25/49(1)(2)	3,965	3,893,305
Series 2019-DNA4, Class M2, 2.135%, (1 mo. USD LIBOR + 1.95%), 10/25/49(1)(2)	4,353	4,275,258
Series 2019-HQA4, Class M1, 0.955%, (1 mo. USD LIBOR + 0.77%), 11/25/49(1)(2)	555	556,606
Series 2020-DNA1, Class M1, 0.885%, (1 mo. USD LIBOR + 0.70%), 1/25/50(1)(2)	1,572	1,576,556
Series 2020-DNA2, Class M1, 0.935%, (1 mo. USD LIBOR + 0.75%), 2/25/50(1)(2)	4,725	4,705,456
Series 2020-DNA3, Class M2, (1 mo. USD LIBOR + 3.00%), 6/25/50(1)(4)	309	309,000
Series 2020-HQA1, Class M1, 0.935%, (1 mo. USD LIBOR + 0.75%), 1/25/50(1)(2)	686	687,738
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2014-C02, Class 1M2, 2.785%, (1 mo. USD LIBOR + 2.60%), 5/25/24(2)	8,359	7,504,730
Series 2014-C03, Class 1M2, 3.185%, (1 mo. USD LIBOR + 3.00%), 7/25/24(2)	5,922	5,363,466
Series 2014-C04, Class 1M2, 5.085%, (1 mo. USD LIBOR + 4.90%), 11/25/24(2)	14,854	15,466,348
Series 2017-C05, Class 1M2, 2.385%, (1 mo. USD LIBOR + 2.20%), 1/25/30(2)	2,587	2,584,100
Series 2019-R02, Class 1M2, 2.485%, (1 mo. USD LIBOR + 2.30%), 8/25/31(1)(2)	13,185	13,045,586
Series 2019-R03, Class 1M2, 2.335%, (1 mo. USD LIBOR + 2.15%), 9/25/31(1)(2)	1,832	1,819,457
Series 2019-R06, Class 2M1, 0.935%, (1 mo. USD LIBOR + 0.75%), 9/25/39(1)(2)	769	771,383
RESIMAC Bastille Trust, Series 2018-1NCA, Class A1, 1.024%, (1 mo. USD LIBOR + 0.85%), 12/5/59(1)(2)	2,054	2,044,367
Total Collateralized Mortgage-Backed Obligations (identified cost $83,414,297)		$79,766,216

Commercial Mortgage-Backed Securities — 5.7%

Security	Principal Amount (000's omitted)	Value
BX Commercial Mortgage Trust, Series 2019-XL, Class A, 1.105%, (1 mo. USD LIBOR + 0.92%), 10/15/36(1)(2)	$4,362	$ 4,347,893
Security	Principal Amount (000's omitted)	Value
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-DSTY, Class A, 3.429%, 6/10/27(1)	$6,322	$ 5,973,955
Morgan Stanley Capital I Trust:
Series 2017-CLS, Class A, 0.885%, (1 mo. USD LIBOR + 0.70%), 11/15/34(1)(2)	4,950	4,924,078
Series 2017-CLS, Class B, 1.035%, (1 mo. USD LIBOR + 0.85%), 11/15/34(1)(2)	10,025	9,864,484
Series 2019-BPR, Class A, 1.585%, (1 mo. USD LIBOR + 1.40%), 5/15/36(1)(2)	7,605	6,779,480
Motel 6 Trust:
Series 2017-MTL6, Class A, 1.105%, (1 mo. USD LIBOR + 0.92%), 8/15/34(1)(2)	5,591	5,496,298
Series 2017-MTL6, Class B, 1.375%, (1 mo. USD LIBOR + 1.19%), 8/15/34(1)(2)	1,866	1,797,325
Series 2017-MTL6, Class C, 1.585%, (1 mo. USD LIBOR + 1.40%), 8/15/34(1)(2)	5,589	5,330,980
RETL Trust:
Series 2019-RVP, Class A, 1.335%, (1 mo. USD LIBOR + 1.15%), 3/15/36(1)(2)	2,506	2,391,860
Series 2019-RVP, Class C, 2.285%, (1 mo. USD LIBOR + 2.10%), 3/15/36(1)(2)	1,250	1,107,864
Total Commercial Mortgage-Backed Securities (identified cost $50,039,345)		$48,014,217

Corporate Bonds — 45.7%

Security	Principal Amount (000's omitted)	Value
Communications — 1.3%
AT&T, Inc., 2.169%, (3 mo. USD LIBOR + 0.95%), 7/15/21(2)	$1,787	$ 1,801,843
Sprint Spectrum Co., LLC/Sprint Spectrum Co. II, LLC/Sprint Spectrum Co. III, LLC, 3.36%, 9/20/21(1)	312	316,795
Verizon Communications, Inc., 1.321%, (3 mo. USD LIBOR + 1.00%), 3/16/22(2)	8,411	8,525,470
		$ 10,644,108
Consumer, Cyclical — 6.2%
American Airlines Pass-Through Trust:
5.60%, 7/15/20(1)	$7,062	$ 7,098,153
5.625%, 1/15/21(1)	4,521	4,086,504
Best Buy Co., Inc., 5.50%, 3/15/21	164	167,595
Daimler Finance North America, LLC, 1.106%, (3 mo. USD LIBOR + 0.55%), 5/4/21(1)(2)	5,000	4,974,625
Delta Air Lines, Inc., 7.375%, 1/15/26	1,364	1,321,000
Ford Motor Credit Co., LLC:
1.146%, (3 mo. USD LIBOR + 0.88%), 10/12/21(2)	3,140	2,980,234
1.227%, (3 mo. USD LIBOR + 0.93%), 9/24/20(2)	8,455	8,387,562
2.183%, (3 mo. USD LIBOR + 0.81%), 4/5/21(2)	900	863,860

Calvert
Ultra-Short Duration Income Fund
June 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Consumer, Cyclical (continued)
Hyundai Capital America, 2.292%, (3 mo. USD LIBOR + 0.94%), 7/8/21(1)(2)	2,970	$ 2,938,990
Macy's Retail Holdings, Inc.:
3.45%, 1/15/21(5)	2,958	2,810,100
3.875%, 1/15/22(5)	3,612	3,206,734
Marriott International, Inc.:
0.95%, (3 mo. USD LIBOR + 0.60%), 12/1/20(2)	4,950	4,928,033
0.968%, (3 mo. USD LIBOR + 0.65%), 3/8/21(2)	4,949	4,901,942
Nordstrom, Inc., 4.00%, 10/15/21	2,000	2,000,497
PACCAR Financial Corp., 0.80%, 6/8/23	1,766	1,773,533
		$52,439,362
Consumer, Non-cyclical — 6.9%
AbbVie, Inc., 0.724%, (3 mo. USD LIBOR + 0.35%), 5/21/21(1)(2)(5)	$9,000	$9,006,269
Becton Dickinson and Co.:
1.181%, (3 mo. USD LIBOR + 0.875%), 12/29/20(2)	19,593	19,594,614
1.348%, (3 mo. USD LIBOR + 1.03%), 6/6/22(2)	390	391,088
Campbell Soup Co., 0.943%, (3 mo. USD LIBOR + 0.63%), 3/15/21(2)	5,000	5,005,486
CVS Health Corp.:
1.033%, (3 mo. USD LIBOR + 0.72%), 3/9/21(2)	11,460	11,504,738
2.80%, 7/20/20	12,440	12,451,252
		$57,953,447
Energy — 0.0%(6)
NuStar Logistics, L.P., 6.75%, 2/1/21(5)	$240	$239,130
		$239,130
Financial — 25.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
3.95%, 2/1/22	$1,200	$1,200,949
4.50%, 9/15/23(7)	962	962,823
4.625%, 10/30/20	4,352	4,371,065
5.00%, 10/1/21	3,000	3,035,192
Air Lease Corp., 3.50%, 1/15/22	2,825	2,855,102
Athene Global Funding, 2.667%, (3 mo. USD LIBOR + 1.23%), 7/1/22(1)(2)	9,078	8,997,937
Australia & New Zealand Banking Group, Ltd., 1.771%, (3 mo. USD LIBOR + 0.32%), 7/2/20(1)(2)	1,320	1,320,000
Banco Santander S.A., 1.45%, (3 mo. USD LIBOR + 1.09%), 2/23/23(2)	3,330	3,287,612
Bank of America Corp.:
1.319% to 6/19/25, 6/19/26(8)	4,400	4,415,689
1.423%, (3 mo. USD LIBOR + 0.38%), 1/23/22(2)	3,943	3,933,126
1.769%, (3 mo. USD LIBOR + 0.66%), 7/21/21(2)	12,950	12,953,068
Security	Principal Amount (000's omitted)	Value
Financial (continued)
Bank of America Corp.: (continued)
2.083%, (3 mo. USD LIBOR + 0.65%), 10/1/21(2)	7,988	$ 7,994,579
2.289%, (3 mo. USD LIBOR + 1.18%), 10/21/22(2)	4,000	4,035,026
Bank of Montreal, 0.78%, (SOFR + 0.68%), 3/10/23(2)	10,000	9,938,614
Canadian Imperial Bank of Commerce:
0.90%, (SOFR + 0.80%), 3/17/23(2)	12,310	12,244,255
0.95%, 6/23/23	4,320	4,339,791
Capital One Financial Corp., 1.48%, (3 mo. USD LIBOR + 0.72%), 1/30/23(2)	7,084	6,960,108
Citibank NA:
0.977%, (3 mo. USD LIBOR + 0.60%), 5/20/22(2)	5,000	5,009,656
1.613%, (3 mo. USD LIBOR + 0.57%), 7/23/21(2)	10,000	10,048,646
Citigroup, Inc.:
0.97%, (SOFR + 0.87%), 11/4/22(2)	10,000	9,973,447
1.388%, (3 mo. USD LIBOR + 1.07%), 12/8/21(2)	6,900	6,955,516
1.678% to 5/15/23, 5/15/24(8)	3,723	3,798,138
1.746%, (3 mo. USD LIBOR + 1.19%), 8/2/21(2)	3,465	3,498,130
Credit Agricole Corporate & Investment Bank S.A., 2.062%, (3 mo. USD LIBOR + 0.625%), 10/3/21(2)	3,474	3,478,428
Danske Bank A/S, 1.226%, 6/22/24(1)	1,427	1,433,296
Discover Financial Services, 3.85%, 11/21/22	1,706	1,808,488
Goldman Sachs Group, Inc. (The), 2.101%, (3 mo. USD LIBOR + 1.11%), 4/26/22(2)	3,564	3,580,960
Lloyds Banking Group PLC, 1.326% to 6/15/22, 6/15/23(8)	2,380	2,394,865
Marsh & McLennan Cos., Inc., 1.506%, (3 mo. USD LIBOR + 1.20%), 12/29/21(2)	1,342	1,342,687
Morgan Stanley:
0.80%, (SOFR + 0.70%), 1/20/23(2)	27,212	27,150,253
0.93%, (SOFR + 0.83%), 6/10/22(2)	11,000	11,001,152
PNC Bank NA:
0.685%, (3 mo. USD LIBOR + 0.33%), 2/24/23(2)	10,000	9,993,843
0.743%, (3 mo. USD LIBOR + 0.43%), 12/9/22(2)	15,000	15,020,848
Synovus Bank/Columbus GA, 2.289% to 2/10/22, 2/10/23(8)	4,078	4,130,674
		$213,463,963
Industrial — 2.7%
FedEx Corp., 3.40%, 1/14/22	$2,000	$2,081,157
Jabil, Inc., 4.70%, 9/15/22	5,073	5,392,478
John Deere Capital Corp., 0.70%, 7/5/23	2,473	2,482,838
Otis Worldwide Corp., 1.823%, (3 mo. USD LIBOR + 0.45%), 4/5/23(1)(2)	3,500	3,462,947
Westinghouse Air Brake Technologies Corp., 1.613%, (3 mo. USD LIBOR + 1.30%), 9/15/21(2)	8,896	8,896,000
		$22,315,420

Calvert
Ultra-Short Duration Income Fund
June 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Technology — 2.9%
DXC Technology Co., 4.00%, 4/15/23	$1,956	$ 2,054,215
Hewlett Packard Enterprise Co.:
0.998%, (3 mo. USD LIBOR + 0.68%), 3/12/21(2)	3,011	3,009,537
2.093%, (3 mo. USD LIBOR + 0.72%), 10/5/21(2)	16,267	16,239,154
3.60%, 10/15/20	3,000	3,018,929
		$ 24,321,835
Utilities — 0.3%
NextEra Energy Capital Holdings, Inc., 0.921%, (3 mo. USD LIBOR + 0.55%), 8/28/21(2)	$2,175	$ 2,175,794
		$2,175,794
Total Corporate Bonds (identified cost $384,515,149)		$383,553,059

Floating Rate Loans(9) — 0.2%

Security	Principal Amount (000's omitted)	Value
Equipment Leasing — 0.2%
Avolon TLB Borrower 1 (US), LLC, Term Loan, 2.50%, (1 mo. USD LIBOR + 1.75%, Floor 0.75%), 1/15/25	$1,301	$ 1,216,916
Total Floating Rate Loans (identified cost $1,300,684)		$ 1,216,916

Sovereign Government Bonds — 0.3%

Security	Principal Amount (000's omitted)	Value
Kreditanstalt fuer Wiederaufbau, 1.875%, 11/30/20	$2,818	$ 2,837,445
Total Sovereign Government Bonds (identified cost $2,837,053)		$ 2,837,445

Taxable Municipal Obligations — 0.3%

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue — 0.1%
San Francisco City and County Public Utilities Commission, CA, Water Revenue, Green Bonds, 1.814%, 11/1/20	$570	$ 572,474
		$ 572,474
Security	Principal Amount (000's omitted)	Value
Water and Sewer — 0.2%
Narragansett Bay Commission, RI, Wastewater System Revenue, Green Bonds, 1.348%, 9/1/20	$1,870	$ 1,870,972
		$ 1,870,972
Total Taxable Municipal Obligations (identified cost $2,440,000)		$ 2,443,446

U.S. Treasury Obligations — 4.5%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Notes:
0.193%, (USBMMY3M + 0.043%), 7/31/20(2)	$17,500	$ 17,500,623
1.375%, 9/30/20	3,200	3,209,578
2.50%, 12/31/20	17,000	17,198,887
Total U.S. Treasury Obligations (identified cost $37,911,860)		$ 37,909,088

Short-Term Investments — 10.5%

Commercial Paper — 6.1%
Security	Principal Amount (000's omitted)	Value
CNH Industrial Capital, LLC:
2.305%, 10/6/20(1)(10)(11)	$5,000	$ 4,992,051
2.346%, 7/9/20(1)(10)(11)	3,000	2,999,801
Enel Finance America, LLC, 1.325%, 7/21/20(1)(10)(11)	20,000	19,996,675
Ford Motor Credit Co., LLC, 3.091%, 11/4/20(1)(10)(11)	7,500	7,400,702
Jabil, Inc.:
0.967%, 8/17/20(1)(10)(11)	6,000	5,979,240
1.019%, 8/17/20(1)(10)(11)	10,000	9,965,400
Total Commercial Paper (identified cost $51,355,775)		$51,333,869
Other — 4.0%
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.13%(12)	33,464,888	$33,464,888
Total Other (identified cost $33,464,888)		$33,464,888

Calvert
Ultra-Short Duration Income Fund
June 30, 2020
Schedule of Investments (Unaudited) — continued

Securities Lending Collateral — 0.4%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.13%(13)	2,836,565	$ 2,836,565
Total Securities Lending Collateral (identified cost $2,836,565)		$ 2,836,565
Total Short-Term Investments (identified cost $87,657,228)		$ 87,635,322
Total Investments — 99.5% (identified cost $842,371,627)		$834,611,738

Other Assets, Less Liabilities — 0.5%	$ 4,335,891
Net Assets — 100.0%	$838,947,629

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $357,003,511, which represents 42.6% of the net assets of the Fund as of June 30, 2020.
(2)	Variable rate security. The stated interest rate represents the rate in effect at June 30, 2020.
(3)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at June 30, 2020.
(4)	When-issued, variable rate security whose interest rate will be determined after June 30, 2020.
(5)	All or a portion of this security was on loan at June 30, 2020. The aggregate market value of securities on loan at June 30, 2020 was $2,745,318 and the total market value of the collateral received by the Fund was $2,836,565, comprised of cash.
(6)	Amount is less than 0.05%.
(7)	When-issued security.
(8)	Security converts to variable rate after the indicated fixed-rate coupon period.
(9)	Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. Floating rate loans generally pay interest at rates which are periodically re-determined at a spread above the London Interbank Offered Rate (“LIBOR”) or other short-term rates. The rate shown is the rate in effect at June 30, 2020. Floating rate loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or borrower prior to disposition of a floating rate loan.
(10)	Rate shown is the discount rate at date of purchase.
(11)	Security is commercial paper and is exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other "accredited investors". At June 30, 2020, the aggregate value of these securities is $51,333,869, representing 6.1% of the Fund's net assets.
(12)	Affiliated investment company, available to Calvert portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of
June 30, 2020.
(13)	Represents investment of cash collateral received in connection with securities lending.

Abbreviations:
LIBOR	– London Interbank Offered Rate
SOFR	– Secured Overnight Financing Rate
USBMMY3M	– U.S. Treasury 3 Month Bill Money Market Yield

Currency Abbreviations:
USD	– United States Dollar

At June 30, 2020, the value of the Fund’s investment in affiliated funds was $33,464,888, which represents 4.0% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended June 30, 2020 were as follows:
Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Calvert Cash Reserves Fund, LLC	$ —	$85,344,892	$(51,880,004)	$ —	$ —	$33,464,888	$1,868	33,464,888
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Calvert
Ultra-Short Duration Income Fund
June 30, 2020
Schedule of Investments (Unaudited) — continued

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of June 30, 2020, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$191,236,029	$ —	$191,236,029
Collateralized Mortgage-Backed Obligations	—	79,766,216	—	79,766,216
Commercial Mortgage-Backed Securities	—	48,014,217	—	48,014,217
Corporate Bonds	—	383,553,059	—	383,553,059
Floating Rate Loans	—	1,216,916	—	1,216,916
Sovereign Government Bonds	—	2,837,445	—	2,837,445
Taxable Municipal Obligations	—	2,443,446	—	2,443,446
U.S. Treasury Obligations	—	37,909,088	—	37,909,088
Short-Term Investments:
Commercial Paper	—	51,333,869	—	51,333,869
Other	—	33,464,888	—	33,464,888
Securities Lending Collateral	2,836,565	—	—	2,836,565
Total Investments	$ 2,836,565	$831,775,173	$ —	$834,611,738
Affiliated Fund. The Fund may invest in Calvert Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Calvert Research and Management (CRM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day and are categorized as Level 2 in the hierarchy. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.
For additional information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.